Deposits - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Deposits From Banking Clients [Line Items]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	$ 6,997	¥ 581,761	¥ 462,743